December 9, 2020
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re: Vanguard Trustees' Equity Fund (the “Trust”)
2-65955-99
Commissioners:
Enclosed is the 95th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933 with respect to Vanguard International Value Fund. The purposes of this Amendment are: (1) to disclose a change in the Fund’s investment advisors and (2) to effect a number of non-material editorial changes.
Pursuant to the requirements of Rule 485(a), we request that the Amendment become effective on February 26, 2021. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.
If you have questions concerning the enclosed Amendment, please contact me at (610)503-1359 or tiina_vaisanen@vanguard.com or contact Jason Slivinski at (610)503-1324 or jason_slivinski@vanguard.com.
Sincerely,
/s/
Tiina Vaisanen
Associate Counsel
The Vanguard Group, Inc.
Enclosures
cc: Lisa N. Larkin
U.S. Securities and Exchange Commission